Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
3. Inventories
The following table summarizes the components of our inventories as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Raw materials and supplies	$13,911	$10,492
Work in process	3,288	5,104
Finished products and parts	56,743	41,002

Total	$73,942	$56,598

The amounts above are reported net of an allowance for obsolete inventory, which was $4.3 million and $4.4 million as of December 31, 2021 and 2020, respectively.